Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Non-current financial assets	€ 43	€ 43	€ 43
Trade receivables	226	254	417
Current financial assets	10	12	12
Other current assets	16	40	52
Current financial liabilities	3
Trade payables	13	11	14
Other current liabilities	1	2	1
Customer contract liabilities	204	154	153
Revenue	639	726	139
Operating income	588	700	135
Finance costs, net		2	1
Net income	588	702	129
Orange Concessions
Disclosure of transactions between related parties [line items]
Trade receivables	177	209	372
Revenue	600	705	124
wiatowd Inwestycje Sp. z o.o
Disclosure of transactions between related parties [line items]
Customer contract liabilities	€ 202	€ 146	€ 151